9. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - CAD ($)		24 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Due to related parties	[1]	$ 276,628	$ 75,680
Jason Weber Chief Executive Officer, Director
Services		Consulting fee
Due to related parties		$ 24,093	80
Pacific Opportunity Capital Ltd
Services	[2]	Accounting, financing and shareholder communication services
Due to related parties	[2]	$ 252,535	$ 75,600

[1]	Note 9.
[2]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.